Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 1.80 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit | $ / shares	1.435
Maximum Aggregate Offering Price	$ 10,762,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,647.74
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s ordinary shares on the Nasdaq Capital Market on August 15, 2025, which was $1.435.The Registrant will not receive any proceeds from the sale of its ordinary shares by the selling shareholder.All of the ordinary shares are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1